SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Summary information by segment for the years
	For the years ended December 31,
	2023	2022	2021

Revenue from Sino-foreign Jointly Managed Academic Programs	-	$3,343,316	$2,676,147
Revenue from tailored job readiness training services	$2,203,169	1,264,411	137,772
Revenue from Overseas Study Consulting Services	-	317,228	36,174
Revenue from Technological Consulting Services for Smart Campus Solutions	683,053	279,380	1,059,453
Revenue from textbook and course material sales	-	13,948	-
Total revenue	$2,886,222	$5,218,283	$3,909,546